Related Party Transactions	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Related Party Transactions

NOTE – 14 Related Party Transactions

The following is a list of the major related parties and the relationship with the Company as of December 31, 2024, 2023 and 2022:

Name of the related parties	Relation with the Company
Maderic Holding Limited	Shareholder of IEC
HFO Investment Group Ltd	Shareholder of IEC
Dr. Wirawan Jusuf	Director, Chairman of the Board and Chief Executive Officer
Frank C. Ingriselli	President
Chia Hsin “Charlie” Wu	Chief Technology Officer
Mirza F. Said	Chief Operating Officer and Director
James J. Huang	Chief Investmenr Officer and Director
Grogory L. Overholtzer	Chief Financial Officer
CHIU CHEN-CHIA	Shareholder of IEC
CHIU CHEN-TA	Shareholder of IEC
Coal Ville Holding Ltd.	Entity Controlled by Dr. Wirawan Jusuf
PT. Wiranusa Karana Mardika	Entity Controlled by Dr. Wirawan Jusuf

The Company’s related party, PT. Wirannusa Karana Mardika (PT WKM) provides office space for KSO, CNE, HNE and HWE. KSO related expenses are recorded under lease operating expense and rental related to other related parties are recorded under general and administrative expenses. The related party rental expense for the year ended 2024, 2023 and 2022 were as follows:

	For the year ended December 31,
	2024	2023	2022
General and administrative expense	$80,364	$73,972	$-
Lease operating expense	75,253	84,253	-
	$155,617	$158,225	$-

As of December 31, 2024, 2023 and 2022 the amount due to related parties of the Company are listed as below:

Amount due to related parties	As of December 31,
	2024	2023	2022
PT. Wiranusa Karana Mardika	$2,687	$-	$-
	$2,687	$-	$-

Since January 1, 2023, we leased Giesmart Plaza Zone 2 and Zone 1, 3&4 for KSO and combined office space for CNE, HNE and HWE, respectively, from PT WKM. PT WKM is owned by our CEO, Dr. Wirawan Jusuf, who holds 50% of the ownership. The lease term for Giesmart Plaza Zone 2 was from January 1, 2023 to March 31, 2024 and extended to March 31, 2025. The lease term for Giesmart Zone 1, 3&4 was from January 1, 2023 to September 30, 2024, which was extended to September 30, 2027. During the year ended 2024, we incurred rent expense of $17,640 for Giesmart Plaza Zone 2, and $80,364 for Zone 1, 3&4. For the year ended December 31, 2023, we incurred rent expense $73,972 for Giesmart Plaza Zone 2, and $84,253 for Zone 1, 3&4. As of December 31, 2024, the Company owes $2,687 to PT WKM,